JPMorgan Trust I

270 Park Avenue

New York, New York 10017

July 3, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

the funds listed on Appendix A hereto (the “Funds”)

File No. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the JPMorgan Tax Aware High Income Fund and JPMorgan Tax Aware Income Opportunities Fund and that the Prospectuses and the Statements of Additional Information for the Funds referred to as “J.P. Morgan Municipal Funds” and “J.P. Morgan Income Funds”, with the exception of the Prospectus regarding Class R2, Class R5 and Class R6 Shares of JPMorgan Multi-Sector Income Fund, as set forth on Appendix A hereto, do not differ from those contained in Post-Effective Amendment No. 220 (Amendment No. 221 under the Investment Company Act of 1940) filed electronically on June 28, 2012.

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

cc:	Vincent J. Di Stefano

Appendix A

J. P. Morgan Tax Aware Fund

JPMorgan Tax Aware High Income Fund
JPMorgan Tax Aware Income Opportunities Fund

J. P. Morgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund

J. P. Morgan Income Funds

JPMorgan Credit Opportunities Fund
JPMorgan Current Income Fund
JPMorgan Emerging Markets Debt Fund
JPMorgan Inflation Managed Bond Fund
JPMorgan Managed Income Fund
JPMorgan Multi-Sector Income Fund
JPMorgan Real Return Fund
JPMorgan Strategic Income Opportunities Fund
JPMorgan Total Return Fund